SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Inventories
Raw materials	184.5	193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9
Inventories, net	473.3	475.1
Accounts Receivable | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Accounts Receivable | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	12.00%
Net sales | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Net sales | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	9.00%